Related Parties Balance and Transactions - Schedule of Amount Due from and Due to Related Parties (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		$ 96,716	¥ 656,227	¥ 622,002
Li Xu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties		4,483	30,421	30,500
Yi Zhi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		27,365	185,676	185,676
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		8,267	56,095	256,258
Guangzhou Liwan Linghai Medical Outpatients Department [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		464,641	3,152,633	3,040,772
Wanmei Shi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		33,898	230,000	154,333
Related Party [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		779,411	5,288,382	3,637,039
Amount due to related parties		7,311,332	49,608,117	45,966,864
Zhenyang Shi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	5,254,758	35,654,059	32,376,056
Aihua Peng [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	1,189,317	8,069,638	7,674,638
Yongan Zhong [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties		177	1,200	1,200
Nanjing Benyu Investments Management Limited [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	702,086	4,763,726	4,675,397
Dexiang Wei [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	8,332	56,533	56,533
Guoji Luo [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	6,498	44,090	44,089
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly kown as Guangzhou Brother Youyi Business Internet Co. Ltd.) [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties		145,681	988,450	1,108,451
Dazinuojin Enterprise Management Consulting Co Ltd [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		$ 245,240	¥ 1,663,978

[1]	The balances represent interest payable of the loans from the related parties. The balances are expected to be settled in accordance with the terms of the loans.